UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado       February 14, 2008
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $479,034  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)
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                           FORM 13F INFORMATION TABLE

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NAME OF ISSUER           TITLE      CUSIP        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                    (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS
                         CLASS                                                                         -----------------------
                                                                                                       SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINL RLTY TR      COM      02607P305    781           97,388  SH           DEFINED        1           97,388

AMERICAN INTL GROUP INC    COM      026874107    3,090         53,000  SH           DEFINED        1           53,000

ANHEUSER BUSCH COS INC     COM      035229103    20,125       384,500  SH           DEFINED        1          384,500

                           CUM PFD SH
AP AIMCAP CORP 8.25%       8.25     037402203    319           22,800  SH           DEFINED        1           22,800

                           PFD
APARTMENT INVT & MGMT CO   SER T    03748R838    344           16,700  SH           DEFINED        1           16,700

ASHFORD HOSPITALITY TR
INC                        COM SHS  044103109    392           54,500  SH           DEFINED        1           54,500

AVALONBAY CMNTYS INC       COM      053484101    1,779         18,900  SH           DEFINED        1           18,900

BERKSHIRE HATHAWAY INC     CL A     084670108    141,600        1,000  SH           DEFINED        1            1,000

BERKSHIRE HATHAWAY INC     CL B     084670207    45,939         9,700  SH           DEFINED        1            9,700

BURLINGTON NORTHN SANTA
FE CORP                    COM      12189T104    4,994         60,000  SH           DEFINED        1           60,000

                           SH BEN
CAMDEN PPTY TR             INT      133131102    2,875         59,700  SH           DEFINED        1           59,700

                           CL A
CAPITAL TRUST              NEW      14052H506    1,295         42,262  SH           DEFINED        1           42,262

CATERPILLAR INC DEL        COM      149123101    5,805         80,000  SH           DEFINED        1           80,000

CBL & ASSOC PPTYS INC      COM      124830100    658           27,500  SH           DEFINED        1           27,500

CBRE REALTY FINANCE INC    COM      12498B307    65            12,200  SH           DEFINED        1           12,200

CEDAR SHOPPING CTRS INC    COM NEW  150602209    272           26,600  SH           DEFINED        1           26,600

CITIGROUP INC              COM      172967101    8,637        293,360  SH           DEFINED        1          293,360

                           COM SH
COLONIAL PPTYS TR          BEN INT  195872106    2,141         94,600  SH           DEFINED        1           94,600

CRYSTAL RIV CAP INC        COM      229393301    2,327        161,175  SH           DEFINED        1          161,175

D R HORTON INC             COM      23331A109    599           45,500  SH           DEFINED        1           45,500

                           SPON
DIAGEO PLC                 ADR NEW  25243Q205    8,583        100,000  SH           DEFINED        1          100,000

EASTGROUP PPTY INC         COM      277276101    1,791         42,800  SH           DEFINED        1           42,800

EATON CORP                 COM      278058102    19,487       201,000  SH           DEFINED        1          201,000

                           PFD CV
FELCOR LODGING TR INC      A        31430F200    181            8,800  SH           DEFINED        1            8,800

FIDELITY NATL
INFORMATION SV             COM      31620M106    860           20,690  SH           DEFINED        1           20,690

FIDELITY NATIONAL
FINANCIAL                  CL A     31620R105    688           47,074  SH           DEFINED        1           47,074

FIRST AMER CORP CALIF      COM      318522307    5,459        160,000  SH           DEFINED        1          160,000

FLAHERTY & CRMN/CLYMR
PFD SE                     COM SHS  338478100    9,618        595,200  SH           DEFINED        1          595,200

FLAHERTY & CRMRN CLYMRE
T R                        COM      338479108    1,911        113,192  SH           DEFINED        1          113,192

                           SH BEN
GLIMCHER RLTY TR           INT      379302102    2,581        180,600  SH           DEFINED        1          180,600

                           PFD SH BEN INT
GLIMCHER RLTY TR           SER F    379302300    621           30,200  SH           DEFINED        1           30,200

                           PFD SH BEN INT
GLIMCHER RLTY TR           SER G    379302409    163            8,500  SH           DEFINED        1            8,500

HCP INC                    COM      40414L109    3,697        106,300  SH           DEFINED        1          106,300

                           SH BEN
HERSHA HOSPITALITY TR      INT A    427825203    307           14,600  SH           DEFINED        1           14,600

HIGHWOODS PPTYS INC        COM      431284108    2,051         69,800  SH           DEFINED        1           69,800

HOME DEPOT INC             COM      437076102    4,041        150,000  SH           DEFINED        1          150,000

HOME PROPERTIES INC        COM      437306103    449           10,000  SH           DEFINED        1           10,000

ISTAR FINL INC             COM      45031U101    2,738        105,100  SH           DEFINED        1          105,100

JOHNSON & JOHNSON          COM      478160104    4,669         70,000  SH           DEFINED        1           70,000

KB HOME                    COM      48666K109    287           13,300  SH           DEFINED        1           13,300

KILROY RLTY CORP           COM      49427F108    4,765         86,700  SH           DEFINED        1           86,700

                           PFD
LASALLE HOTEL PPTYS        SER D    517942405    227           12,500  SH           DEFINED        1           12,500

                           PFD SHS BEN INT
LASALLE HOTEL PPTYS        SER E    517942504    393           21,000  SH           DEFINED        1           21,000

                           RED PFD
LBA REALTY FUND II         SER A    501777205    2,200         50,000  SH           DEFINED        1           50,000

LEGG MASON INC             COM      524901105    11,509       157,328  SH           DEFINED        1          157,328

LEXINGTON REALTY TRUST     COM      529043101    1,245         85,640  SH           DEFINED        1           85,640

                           SH BEN
LIBERTY PPTY TR            INT      531172104    2,046         71,000  SH           DEFINED        1           71,000

                           PFD E
LTC PPTYS INC              CV 8.5%  502175508    2,800         56,000  SH           DEFINED        1           56,000

MACK CALI RLTY CORP        COM      554489104    3,057         89,900  SH           DEFINED        1           89,900

MAGUIRE PPTYS INC          COM      559775101    601           20,400  SH           DEFINED        1           20,400

MARSH & MCLENNAN CO INC    COM      571748102    2,912        110,000  SH           DEFINED        1          110,000

MID-AMER APT CMNTYS INC    COM      59522J103    1,590         37,200  SH           DEFINED        1           37,200

NATIONWIDE HEALTH PPTYS
INC                        COM      638620104    3,407        108,600  SH           DEFINED        1          108,600

                           PFD
NEWCASTLE INVT CORP        SER B    65105M207    358           20,000  SH           DEFINED        1           20,000

                           PFD
NEWCASTLE INVT CORP        SER D    65105M405    370           25,300  SH           DEFINED        1           25,300

NORTHSTAR RLTY FIN CORP    COM      66704R100    1,357        152,100  SH           DEFINED        1           152,100

OMEGA HEALTHCARE INVS INC  COM      681936100    846           52,700  SH           DEFINED        1           52,700

PFIZER INC                 COM      717081103    2,273        100,000  SH           DEFINED        1          100,000

REDWOOD TR INC             COM      758075402    2,568         75,000  SH           DEFINED        1           75,000

REGENCY CTRS CORP          COM      758849103    967           15,000  SH           DEFINED        1           15,000

RYLAND GROUP INC           COM      783764103    835           30,300  SH           DEFINED        1           30,300

SOVRAN SELF STORAGE INC    COM      84610H108    384            9,577  SH           DEFINED        1            9,577

STRATEGIC HOTELS &         PFD
RESORTS                    SER B    86272T403    385           20,000  SH           DEFINED        1           20,000

                           PFD
STRATEGIC HOTEL            SER C    86272T502    725           37,200  SH           DEFINED        1           37,200
TANGER FACTORY OUTLET
CTRS                       COM      875465106    6,463        171,400  SH           DEFINED        1          171,400

TOLL BROTHERS INC          COM      889478103    506           25,200  SH           DEFINED        1           25,200

UDR INC                    COM      902653104    967           48,700  SH           DEFINED        1           48,700

VENTAS INC                 COM      92276F100    13,629       301,200  SH           DEFINED        1          301,200

                           SH BEN
VORNADO RLTY TR            INT      929042109    6,860         78,000  SH           DEFINED        1           78,000

WALGREEN CO                COM      931422109    7,997        210,000  SH           DEFINED        1          210,000

WAL MART STORES INC        COM      931142103    28,993       610,000  SH           DEFINED        1          610,000

WASHINGTON MUT INC         COM      939322103    5,343        392,549  SH           DEFINED        1          392,549

YRC WORLDWIDE INC          COM      984249102    1,078         63,100  SH           DEFINED        1           63,100

YUM BRANDS INC             COM      988498101    45,159     1,180,000  SH           DEFINED        1        1,180,000


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